Expense Example, No Redemption (Vanguard Market Neutral Fund, USD $)	12 Months Ended
Dec. 31, 2011
Vanguard Market Neutral Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 174
3 YEAR	539
5 YEAR	928
10 YEAR	2,019
Vanguard Market Neutral Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	164
3 YEAR	508
5 YEAR	876
10 YEAR	$ 1,911